September 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, DC 20549

Ladies and Gentlemen:

Neonode Inc. (the “Company”) is filing herewith a Registration Statement on Form S-3 relating to shares of common stock of the Company to be offered by certain selling stockholders.

If you have any questions or comments with respect to this registration statement or the Company and its filings, please contact me, as legal counsel to the Company, at (415) 261-8618 or at David.Mittelman@RimonLaw.com.

Thank you.

Sincerely,

David Mittelman

Partner, Rimon P.C.

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